Income tax (Details) - Schedule of Loss Before Income Taxes from Us And Foreign Sources - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income tax (Details) - Schedule of Loss Before Income Taxes from Us And Foreign Sources [Line Items]
Loss before income taxes	$ (24,215,225)	$ (17,664,764)
Domestic Tax Authority [Member]
Income tax (Details) - Schedule of Loss Before Income Taxes from Us And Foreign Sources [Line Items]
Loss before income taxes	(25,424,002)	(16,466,423)
Foreign Tax Authority [Member]
Income tax (Details) - Schedule of Loss Before Income Taxes from Us And Foreign Sources [Line Items]
Loss before income taxes	$ 1,208,777	$ (1,198,341)